ORDINARY SHARE REPURCHASE AND ISSUANCE - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended				12 Months Ended
	Nov. 12, 2014	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2019	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity, Class of Treasury stock
Shares repurchased under program								15,699
Shares repurchased under program on effect of reverse share split								3,925
Value of shares repurchased								$ 13
Repurchase program November 2014
Equity, Class of Treasury stock
Share repurchase program, Authorized amount	$ 40,000
Share repurchase program, Period in force	24 months
Share repurchase program, additional period			1 year	1 year	2 years
Repurchase program November 2014 | Subsequent Event
Equity, Class of Treasury stock
Share repurchase program, additional period		1 year